HTM Debt Securities, Contractual Maturities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Held-to-maturity, Maturity, Amortized Cost, Net [Abstract]
Held-to-maturity, amortized cost, net	[1]	$ 205,720
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year		31,237
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years		14,882
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years		11,265
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years		148,336
Debt Securities, Held-to-maturity, Maturity, Fair Value [Abstract]
Held-to-maturity, fair value		212,307	$ 156,860
Held-to-maturity, fair value, remaining contractual maturity, due within one year		31,544
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years		15,932
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years		11,471
Held-to-maturity, fair value, remaining contractual maturity, due after ten years		$ 153,360
Debt Securities, Held-to-Maturity, Weighted Average Yield, Maturity [Abstract]
Held-to-maturity weighted average yield		2.33%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year		2.13%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years		2.26%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years		1.89%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years		2.41%
Securities of U.S. Treasury and federal agencies [Member]
Debt Securities, Held-to-maturity, Maturity, Amortized Cost, Net [Abstract]
Held-to-maturity, amortized cost, net		$ 47,295
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year		30,759
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years		12,755
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years		0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years		3,781
Debt Securities, Held-to-maturity, Maturity, Fair Value [Abstract]
Held-to-maturity, fair value		48,597	46,139
Held-to-maturity, fair value, remaining contractual maturity, due within one year		31,063
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years		13,735
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years		0
Held-to-maturity, fair value, remaining contractual maturity, due after ten years		$ 3,799
Debt Securities, Held-to-Maturity, Weighted Average Yield, Maturity [Abstract]
Held-to-maturity weighted average yield		2.14%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year		2.13%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years		2.34%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years		0.00%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years		1.57%
Securities of U.S. states and political subdivisions [Member]
Debt Securities, Held-to-maturity, Maturity, Amortized Cost, Net [Abstract]
Held-to-maturity, amortized cost, net		$ 25,860
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year		478
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years		2,083
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years		2,124
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years		21,175
Debt Securities, Held-to-maturity, Maturity, Fair Value [Abstract]
Held-to-maturity, fair value		26,793	13,759
Held-to-maturity, fair value, remaining contractual maturity, due within one year		481
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years		2,154
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years		2,228
Held-to-maturity, fair value, remaining contractual maturity, due after ten years		$ 21,930
Debt Securities, Held-to-Maturity, Weighted Average Yield, Maturity [Abstract]
Held-to-maturity weighted average yield		2.16%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year		1.84%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years		1.78%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years		2.72%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years		2.15%
Federal agency mortgage-backed securities [Member]
Debt Securities, Held-to-maturity, Maturity, Amortized Cost, Net [Abstract]
Held-to-maturity, amortized cost, net		$ 115,437
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year		0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years		0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years		700
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years		114,737
Debt Securities, Held-to-maturity, Maturity, Fair Value [Abstract]
Held-to-maturity, fair value		119,598	96,136
Held-to-maturity, fair value, remaining contractual maturity, due within one year		0
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years		0
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years		751
Held-to-maturity, fair value, remaining contractual maturity, due after ten years		$ 118,847
Debt Securities, Held-to-Maturity, Weighted Average Yield, Maturity [Abstract]
Held-to-maturity weighted average yield		2.51%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year		0.00%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years		0.00%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years		1.41%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years		2.52%
Non-agency mortgage-backed securities [Member]
Debt Securities, Held-to-maturity, Maturity, Amortized Cost, Net [Abstract]
Held-to-maturity, amortized cost, net		$ 890
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year		0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years		15
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years		0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years		875
Debt Securities, Held-to-maturity, Maturity, Fair Value [Abstract]
Held-to-maturity, fair value		933	789
Held-to-maturity, fair value, remaining contractual maturity, due within one year		0
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years		14
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years		0
Held-to-maturity, fair value, remaining contractual maturity, due after ten years		$ 919
Debt Securities, Held-to-Maturity, Weighted Average Yield, Maturity [Abstract]
Held-to-maturity weighted average yield		3.16%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year		0.00%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years		1.48%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years		0.00%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years		3.19%
Collateralized loan obligations [Member]
Debt Securities, Held-to-maturity, Maturity, Amortized Cost, Net [Abstract]
Held-to-maturity, amortized cost, net		$ 16,238
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year		0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years		29
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years		8,441
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years		7,768
Debt Securities, Held-to-maturity, Maturity, Fair Value [Abstract]
Held-to-maturity, fair value		16,386	$ 37
Held-to-maturity, fair value, remaining contractual maturity, due within one year		0
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years		29
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years		8,492
Held-to-maturity, fair value, remaining contractual maturity, due after ten years		$ 7,865
Debt Securities, Held-to-Maturity, Weighted Average Yield, Maturity [Abstract]
Held-to-maturity weighted average yield		1.75%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year		0.00%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years		2.31%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years		1.72%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years		1.78%

[1]	Prior to our adoption of CECL on January 1, 2020, the allowance for credit losses (ACL) related to available-for-sale (AFS) and held-to-maturity (HTM) debt securities was not applicable. For additional information, see Note 1 (Summary of Significant Accounting Policies) to Financial Statements in this Report.